Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Outstanding Stock Options

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term (Years)	Value
Outstanding, vested and expected to vest as of December 31, 2020	546	€1.00	1.00	€584,132
Granted	169	1.00	-	183,831
Vested and exercised	715	1.00	-	777,920
Cancelled or forfeited	-	-	-	-
Outstanding, vested and expected to vest as of
December 31, 2021	-	-	-	-
Exercisable as of December 31, 2021	-	-	-	-
Granted	540,523	4.99	7.30	272,480
Vested and exercised	-	-	-	-
Cancelled or forfeited	-	-	-	-
Outstanding, vested and expected to vest as of
December 31, 2022	237,129	5.66	4.42	61,988
Exercisable as of December 31, 2022	237,129	€5.66	4.42	€61,988

Schedule of share based compensation expenses

The Company’s share-based compensation expense for the years ended December 31, 2022 and 2021 is represented by the following table:

	Year Ended December,
	2022	2021	2020
	(in Euros)
Research & development expense	€35,164	€82,669	€-
Research & development expense - related party	-	179,480	326,400
General & administrative expense	486,962	234,955	133,794
General & administrative expense- related party	200,609	-	-
Total	€722,735	€497,104	€460,194
Unrecognized expense	€1,639,082	€-	€313,273